Accounts Receivable, Net - Summary of Accounts Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts Receivable Additional Disclosures [Abstract]
Accounts receivable, gross	¥ 67,603		¥ 36,433
Less: allowance for credit loss	(8,397)		(1,609)	¥ 0
Accounts receivable, net	¥ 59,206	$ 8,339	¥ 34,824